INCOME TAXES (Schedule of Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current	$ 8,980	$ 4,589	$ 7,357
Deferred	(15,630)	(11,972)	(1,988)
Domestic	(19,716)	(12,171)	(1,431)
Foreign	13,066	4,788	6,800
Income tax expense	$ (6,650)	$ (7,383)	$ 5,369